FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
FINANCIAL LIABILITIES	FINANCIAL LIABILITIES

US$ MILLIONS	2022	2021
Current:
Deferred consideration(1)	$84	$1,148
Interest rate swaps	72	54
Foreign currency forward contracts	31	76
Other financial liabilities	203	232
Total current financial liabilities	$390	$1,510

Non-current:
Interest rate swaps	$20	$160
Foreign currency forward contracts	6	22
Deferred consideration(1)	—	6
Other financial liabilities(2)	1,651	1,542
Total non-current financial liabilities	$1,677	$1,730
(1)Deferred consideration primarily relates to the April 4, 2017 acquisition our Brazilian regulated gas transmission operation. The liability was paid on April 4, 2022, the fifth anniversary of the date of acquisition. Prior to being settled, the deferred consideration was denominated in U.S. dollars and accrued interest at 3.35% compounded annually. Historically, the financial liability was measured at amortized cost.
(2)Other financial liabilities primarily includes capital provided by non-controlling interest in the form of a shareholder loan.